Discontinued Operations (Results of Operations Classified as Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net loss	$ 0	$ (5,124)	$ (36)	$ (9,773)
Viggle | Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	0	2,330	0	5,909
Cost of watchpoints and engagement points	0	(1,209)	0	(3,231)
Selling, general and administrative expenses	0	(6,224)	(36)	(12,408)
Loss before income taxes	0	(5,103)	(36)	(9,730)
Income taxes (see Note 13, Income Taxes)	0	(21)	0	(43)
Net loss	$ 0	$ (5,124)	$ (36)	$ (9,773)